UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
1.	Name and address of issuer:
AllianceBernstein Cap Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105
2.	The name of each series of
class of securities for which this Form
is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):
Fund name:
AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Market Neutral Strategy - Global
AllianceBernstein Market Neutral Strategy - US

3.	Investment Company Act File
Number:
811-01716
Securities Act File Number :
002-29901
4(a).	Last Day of Fiscal Year
for which this Form is filed:
July 31, 2012
4(b).Check box if this Form is
being filed late (i.e., more than
90 calendar days after the end of the
issuer's fiscal year).
4(c).Check box if this is the last
time the issuer will be filing
this Form.
5.	Calculation of registration
fee:
(i)	Aggregate sale price of
securities sold during
the fiscal year pursuant to section
24 (f):
$463,906,292
(ii)	Aggregate sale price of
securities redeemed or
repurchased during the fiscal year:
$233,810,341
(iii)	Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:
$1,179,866,421
(iv)	Total available redemption
credits [add Items 5(ii) and 5(iii)]:
-	" $1,413,676,762
(v)	Net Sales:
$-
(vi)	Redemption credits available
for use in future years:
$(949,770,470)
(vii)	Multiplier for determining
registration fee:
x	0.0001364
(viii)	Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or other units) deducted here:
If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form
is filed that are available for
use by the issuer in future fiscal
years, then state that number here:
7.	Interest due -- if this
Form is being filed more than
90 days after the end of the
issuer's fiscal year:
+	 $-
8.	Total amount of the
registration fee due plus any
interest due [line 5(viii) plus
line 7]:
$-
9.	Date the registration
fee and any interest payment was
sent to the Commission's lockbox
depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17, 2012
*  Please print or type the name and
title of the signing officer below the signature.